Common Shares	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Common Shares	Common Shares
Authorized share capital

	June 30, 2021	December 31, 2020
(number of shares of $0.05 each)
Authorized shares	360,000,000	238,653,846
On January 11, 2021, our shareholders approved an increase in the Company's authorized share capital of 51,346,154 new common shares with a nominal value of $0.05 per common share.
On June 24, 2021, our shareholders approved an increase in the Company's authorized share capital of 70,000,000 new common shares with a nominal value of $0.05 per common share.
Issued and outstanding share capital

	June 30, 2021	December 31, 2020
(number of shares of $0.05 each)
Issued	274,436,351	220,318,704
Treasury shares	909,451	1,459,714
Outstanding	273,526,900	218,858,990
On January 22, 2021, we conducted a private placement for gross proceeds of $46 million by issuing 54,117,647 new depository receipts at a subscription price of $0.85 per depository receipt. On January 26, 2021, the January equity offering was settled and the Company's issued share capital was increased by $2.7 million to $13.7 million, divided into 274,436,351 common shares with a nominal value of $0.05 per common share.
On March 18, 2021, the Company issued a total amount of 550,263 treasury shares to Directors relating to 2020 compensation.
As at June 30, 2021, our shares were listed on the Oslo Stock Exchange and the New York Stock Exchange.